Income Taxes - Summary of Changes in Gross Unrecognized Tax Benefits (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Balance as of December 31, 2020	$ 77
Balance as of December 31, 2021	$ 77